Offerings	Sep. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	44,000,000
Maximum Aggregate Offering Price	$ 2,591,600.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 396.77
Offering Note

(1)	Represents up to 50,000,000 shares of Common Stock, $0.001 par value per share (the “Common Stock”), of Bollinger Innovations, Inc. (“Registrant”) that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”). The shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(2)	This Registration Statement also relates to the rights to purchase shares of Series A-1 Junior Participating Preferred Stock, par value $0.001 per share, of the Registrant (the “Rights”), which are attached to all shares of Common Stock pursuant to the terms of the Rights Agreement, dated May 1, 2024. Until the occurrence of prescribed events, the Rights are not exercisable. The Rights are appurtenant to and trade with the Common Stock and the Preferred Stock and no separate consideration will be received for the Rights. Therefore, the registration fee for the Rights is included in the fee for the Common Stock.
(3)	Represents shares of Common Stock issuable upon the conversion of Notes, Warrants and Preferred Stock.
(4)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on August 7, 2025, a date within five business days prior to the filing of the registration statement to which this exhibit is attached.
(5)	Represents shares previously registered on June 30, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(6)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on June 27, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(7)	Represents shares previously registered on June 10, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(8)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on June 9, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(9)	Represents shares previously registered on April 7, 2025, as adjusted for the 1:100 reverse stock splits on each of April 11, 2025 and June 2, 2025 and the 1:250 reverse stock split on August 4, 2025.
(10)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on April 3, 2025, as adjusted for the 1:100 reverse stock splits on each of April 11, 2025 and June 2, 2025 and the 1:250 reverse stock split on August 4, 2025.
(11)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on September 18, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	5,840,000
Maximum Aggregate Offering Price	$ 13,753,200.00
Amount of Registration Fee	$ 2,105.61
Offering Note

(1)	Represents up to 50,000,000 shares of Common Stock, $0.001 par value per share (the “Common Stock”), of Bollinger Innovations, Inc. (“Registrant”) that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”). The shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(2)	This Registration Statement also relates to the rights to purchase shares of Series A-1 Junior Participating Preferred Stock, par value $0.001 per share, of the Registrant (the “Rights”), which are attached to all shares of Common Stock pursuant to the terms of the Rights Agreement, dated May 1, 2024. Until the occurrence of prescribed events, the Rights are not exercisable. The Rights are appurtenant to and trade with the Common Stock and the Preferred Stock and no separate consideration will be received for the Rights. Therefore, the registration fee for the Rights is included in the fee for the Common Stock.
(3)	Represents shares of Common Stock issuable upon the conversion of Notes, Warrants and Preferred Stock.
(4)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on August 7, 2025, a date within five business days prior to the filing of the registration statement to which this exhibit is attached.
(5)	Represents shares previously registered on June 30, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(6)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on June 27, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(7)	Represents shares previously registered on June 10, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(8)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on June 9, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(9)	Represents shares previously registered on April 7, 2025, as adjusted for the 1:100 reverse stock splits on each of April 11, 2025 and June 2, 2025 and the 1:250 reverse stock split on August 4, 2025.
(10)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on April 3, 2025, as adjusted for the 1:100 reverse stock splits on each of April 11, 2025 and June 2, 2025 and the 1:250 reverse stock split on August 4, 2025.
(11)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on September 18, 2025.

Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	144,000
Maximum Aggregate Offering Price	$ 23,688,000.00
Amount of Registration Fee	$ 3,626.63
Offering Note

(1)	Represents up to 50,000,000 shares of Common Stock, $0.001 par value per share (the “Common Stock”), of Bollinger Innovations, Inc. (“Registrant”) that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”). The shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(2)	This Registration Statement also relates to the rights to purchase shares of Series A-1 Junior Participating Preferred Stock, par value $0.001 per share, of the Registrant (the “Rights”), which are attached to all shares of Common Stock pursuant to the terms of the Rights Agreement, dated May 1, 2024. Until the occurrence of prescribed events, the Rights are not exercisable. The Rights are appurtenant to and trade with the Common Stock and the Preferred Stock and no separate consideration will be received for the Rights. Therefore, the registration fee for the Rights is included in the fee for the Common Stock.
(3)	Represents shares of Common Stock issuable upon the conversion of Notes, Warrants and Preferred Stock.
(4)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on August 7, 2025, a date within five business days prior to the filing of the registration statement to which this exhibit is attached.
(5)	Represents shares previously registered on June 30, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(6)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on June 27, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(7)	Represents shares previously registered on June 10, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(8)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on June 9, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(9)	Represents shares previously registered on April 7, 2025, as adjusted for the 1:100 reverse stock splits on each of April 11, 2025 and June 2, 2025 and the 1:250 reverse stock split on August 4, 2025.
(10)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on April 3, 2025, as adjusted for the 1:100 reverse stock splits on each of April 11, 2025 and June 2, 2025 and the 1:250 reverse stock split on August 4, 2025.
(11)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on September 18, 2025.

Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	15,920
Maximum Aggregate Offering Price	$ 26,845,100.00
Amount of Registration Fee	$ 4,109.98
Offering Note

(1)	Represents up to 50,000,000 shares of Common Stock, $0.001 par value per share (the “Common Stock”), of Bollinger Innovations, Inc. (“Registrant”) that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”). The shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(2)	This Registration Statement also relates to the rights to purchase shares of Series A-1 Junior Participating Preferred Stock, par value $0.001 per share, of the Registrant (the “Rights”), which are attached to all shares of Common Stock pursuant to the terms of the Rights Agreement, dated May 1, 2024. Until the occurrence of prescribed events, the Rights are not exercisable. The Rights are appurtenant to and trade with the Common Stock and the Preferred Stock and no separate consideration will be received for the Rights. Therefore, the registration fee for the Rights is included in the fee for the Common Stock.
(3)	Represents shares of Common Stock issuable upon the conversion of Notes, Warrants and Preferred Stock.
(4)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on August 7, 2025, a date within five business days prior to the filing of the registration statement to which this exhibit is attached.
(5)	Represents shares previously registered on June 30, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(6)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on June 27, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(7)	Represents shares previously registered on June 10, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(8)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on June 9, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(9)	Represents shares previously registered on April 7, 2025, as adjusted for the 1:100 reverse stock splits on each of April 11, 2025 and June 2, 2025 and the 1:250 reverse stock split on August 4, 2025.
(10)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on April 3, 2025, as adjusted for the 1:100 reverse stock splits on each of April 11, 2025 and June 2, 2025 and the 1:250 reverse stock split on August 4, 2025.
(11)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on September 18, 2025.

Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	80
Maximum Aggregate Offering Price	$ 17,500,000
Amount of Registration Fee	$ 2,679.25
Offering Note

(1)	Represents up to 50,000,000 shares of Common Stock, $0.001 par value per share (the “Common Stock”), of Bollinger Innovations, Inc. (“Registrant”) that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”). The shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(2)	This Registration Statement also relates to the rights to purchase shares of Series A-1 Junior Participating Preferred Stock, par value $0.001 per share, of the Registrant (the “Rights”), which are attached to all shares of Common Stock pursuant to the terms of the Rights Agreement, dated May 1, 2024. Until the occurrence of prescribed events, the Rights are not exercisable. The Rights are appurtenant to and trade with the Common Stock and the Preferred Stock and no separate consideration will be received for the Rights. Therefore, the registration fee for the Rights is included in the fee for the Common Stock.
(3)	Represents shares of Common Stock issuable upon the conversion of Notes, Warrants and Preferred Stock.
(4)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on August 7, 2025, a date within five business days prior to the filing of the registration statement to which this exhibit is attached.
(5)	Represents shares previously registered on June 30, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(6)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on June 27, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(7)	Represents shares previously registered on June 10, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(8)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on June 9, 2025, as adjusted for the 1:250 reverse stock split on August 4, 2025.
(9)	Represents shares previously registered on April 7, 2025, as adjusted for the 1:100 reverse stock splits on each of April 11, 2025 and June 2, 2025 and the 1:250 reverse stock split on August 4, 2025.
(10)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on April 3, 2025, as adjusted for the 1:100 reverse stock splits on each of April 11, 2025 and June 2, 2025 and the 1:250 reverse stock split on August 4, 2025.
(11)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the Nasdaq Capital Market on September 18, 2025.